Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,196,880,000
Previously Paid Amount	0
Total Fee Amount	2,326,642.33
Total Offset Amount	0
Net Fee	$ 2,326,642.33